Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2050 Portfolio

March 31, 2021

VF-2050-QTLY-0521
1.903288.111

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	139,200	$6,542,388
VIP Equity-Income Portfolio Initial Class (a)	268,369	6,781,680
VIP Growth & Income Portfolio Initial Class (a)	320,453	7,748,557
VIP Growth Portfolio Initial Class (a)	71,299	6,702,809
VIP Mid Cap Portfolio Initial Class (a)	44,241	1,895,737
VIP Value Portfolio Initial Class (a)	272,777	4,975,453
VIP Value Strategies Portfolio Initial Class (a)	153,842	2,433,777
TOTAL DOMESTIC EQUITY FUNDS
(Cost $28,647,700)		37,080,401

International Equity Funds - 41.6%
VIP Emerging Markets Portfolio Initial Class (a)	845,962	12,477,936
VIP Overseas Portfolio Initial Class (a)	711,609	18,629,918
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $24,546,894)		31,107,854

Bond Funds - 8.9%
Fidelity Inflation-Protected Bond Index Fund (a)	137,486	1,494,472
Fidelity Long-Term Treasury Bond Index Fund (a)	135,769	1,865,470
VIP High Income Portfolio Initial Class (a)	283,822	1,501,418
VIP Investment Grade Bond Portfolio Initial Class (a)	135,934	1,832,387
TOTAL BOND FUNDS
(Cost $6,668,673)		6,693,747
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $59,863,267)		74,882,002
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,711)
NET ASSETS - 100%		$74,873,291

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,372,191	$218,310	$74,071	$49	$(531)	$(21,427)	$1,494,472
Fidelity Long-Term Treasury Bond Index Fund	1,578,446	648,531	109,560	8,614	(12,957)	(238,990)	1,865,470
VIP Contrafund Portfolio Initial Class	5,950,011	1,052,474	307,169	289,145	(4,807)	(148,121)	6,542,388
VIP Emerging Markets Portfolio Initial Class	11,340,951	1,803,125	637,804	464,181	14,313	(42,649)	12,477,936
VIP Equity-Income Portfolio Initial Class	6,278,779	819,614	685,472	212,069	26,206	342,553	6,781,680
VIP Government Money Market Portfolio Initial Class 0.01%	136,874	2,112	138,986	1	--	--	--
VIP Growth & Income Portfolio Initial Class	7,151,897	876,238	867,560	221,262	32,209	555,773	7,748,557
VIP Growth Portfolio Initial Class	6,063,332	1,479,540	288,215	735,255	(7,597)	(544,251)	6,702,809
VIP High Income Portfolio Initial Class	1,369,570	180,245	43,521	11,550	(120)	(4,756)	1,501,418
VIP Investment Grade Bond Portfolio Initial Class	1,678,955	543,538	317,061	24,261	(6,247)	(66,798)	1,832,387
VIP Mid Cap Portfolio Initial Class	1,734,234	147,385	170,709	6,732	5,631	179,196	1,895,737
VIP Overseas Portfolio Initial Class	17,005,863	2,430,882	588,504	525,644	4,636	(222,959)	18,629,918
VIP Value Portfolio Initial Class	4,592,766	464,700	736,367	11,379	43,327	611,027	4,975,453
VIP Value Strategies Portfolio Initial Class	2,246,949	184,568	365,103	3,765	28,156	339,207	2,433,777
Total	$68,500,818	$10,851,262	$5,330,102	$2,513,907	$122,219	$737,805	$74,882,002

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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